Maximum amount of exposure to credit risk by type of collateral of held financial instruments (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	₩ 159,586,797
Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	17,539,924
Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,259,337
Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,314,910
Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	133,312,928
Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	3,565,660
Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	2,594,038
12-month expected credit losses
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	140,904,620
12-month expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	13,608,254
12-month expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,016,391
12-month expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,051,573
12-month expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	119,174,347
12-month expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	3,460,263
12-month expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	2,593,792
Lifetime expected credit losses
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	18,318,248
Lifetime expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	3,870,047
Lifetime expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	241,567
Lifetime expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	244,571
Lifetime expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	13,856,638
Lifetime expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	105,397
Lifetime expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	28
Impaired
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	363,929
Impaired | Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	61,623
Impaired | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,379
Impaired | Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	18,766
Impaired | Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	281,943
Impaired | Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	0
Impaired | Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	₩ 218